Other liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Current
Accrued expenses		₨ 27,920		₨ 25,135
Employee benefits payable		6,102		7,352
Statutory dues payable		5,417		4,946
Deferred revenue	[1]	260		421
Advance from customers		1,321		1,562
Others	[2]	9,239		6,069
Current liabilities		50,259	$ 537	45,485
Non-current
Deferred revenue	[1]	2,436		1,162
Others		1,007		2,141
Non-current liabilities		₨ 3,443	$ 37	₨ 3,303

[1]	Refer to Note 21 (“Revenue from contracts with customers and trade receivables”) of these consolidated financial statements for details of deferred revenue.
[2]	Others include tender rebates payable, book overdraft and other liabilities linked to volume based arrangements.